CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Product revenues	$ 10,938,883	¥ 71,171,653	¥ 55,281,900	¥ 39,409,961
Other revenues	267,535	1,740,660	1,309,402	793,251
Total net revenues	11,206,418	72,912,313	56,591,302	40,203,212
Cost of revenues (including inventory write-down of RMB293,946, RMB303,233 and RMB206,733 for the years ended December 31, 2015, 2016 and 2017, respectively)	(8,702,100)	(56,618,471)	(42,994,688)	(30,306,723)
Gross profit	2,504,318	16,293,842	13,596,614	9,896,489
Fulfillment expenses (Note 27(c)) (including shipping and handling expenses of RMB1,714,606, RMB2,578,491 and RMB3,830,229 for the years ended December 31, 2015, 2016 and 2017, respectively)	(1,060,457)	(6,899,654)	(4,904,526)	(3,667,031)
Marketing expenses (Note 27(c))	(457,806)	(2,978,621)	(2,837,680)	(2,089,348)
Technology and content expenses (Note 27(c))	(277,954)	(1,808,452)	(1,563,582)	(1,076,520)
General and administrative expenses (Note 27(c))	(376,208)	(2,447,724)	(1,941,146)	(1,301,472)
Total operating expenses	(2,172,425)	(14,134,451)	(11,246,934)	(8,134,371)
Other operating income (Note 22)	81,622	531,055	358,029	308,431
Income (loss) from operations	413,515	2,690,446	2,707,709	2,070,549
Impairment loss of investments	(20,446)	(133,026)	(114,574)	(99,749)
Interest expenses	(12,670)	(82,435)	(85,195)	(85,762)
Interest income	15,543	101,125	107,044	267,208
Exchange (loss) gain	(13,967)	(90,872)	51,100	(101,726)
Gain on disposal of an investment	8,548	55,615
Income before income taxes and share of loss of affiliates	390,523	2,540,853	2,666,084	2,050,520
Income tax expense (Note 23)	(96,236)	(626,140)	(601,828)	(457,745)
Share of loss of affiliates	(3,424)	(22,280)	(71,489)	(84,063)
Net income	290,863	1,892,433	1,992,767	1,508,712
Net loss attributable to non-controlling interests	8,795	57,222	44,050	80,953
Net income attributable to Vipshop Holdings Limited's shareholders	$ 299,658	¥ 1,949,655	¥ 2,036,817	¥ 1,589,665
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	117,554,229	117,554,229	115,958,088	115,736,092
- Diluted (in shares)	125,715,833	125,715,833	125,817,183	120,168,063
Net earnings per Class A and Class B ordinary share (Note 24)
- Basic (in dollars per share) | (per share)	$ 2.55	¥ 16.59	¥ 17.57	¥ 13.74
- Diluted (in dollars per share) | (per share)	$ 2.45	¥ 15.94	¥ 16.86	¥ 13.23
Net income	$ 290,863	¥ 1,892,433	¥ 1,992,767	¥ 1,508,712
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	52,618	342,348	(288,956)	(55,653)
(Loss)/gain of available-for-sale investments	5,016	32,633	(17,042)	(7,783)
Reclassification adjustments for losses (gains) included in net income	(8,548)	(55,615)	36,567
Comprehensive income	339,949	2,211,799	1,723,336	1,445,276
Less: Comprehensive loss attributable to non-controlling interests	(8,795)	(57,222)	(40,854)	(84,119)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 348,744	¥ 2,269,021	¥ 1,764,190	¥ 1,529,395